NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	€ 8,228	€ 10,009
Right-of-use assets, at end of period	6,869	8,228	€ 10,009
GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	11,991	12,389	0
Increase	416	99	4,121
Decrease	(1,763)	(14)	(375)
FX rate impact	375	(483)	107
Reclassification	0	0	1,092
Right-of-use assets, at end of period	11,019	11,991	12,389
GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period			7,444
ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(3,763)	(2,380)	0
Decrease	1,070	10	36
FX rate impact	(106)	125	3
Reclassification	0	0	(1,053)
Increase	(1,351)	(1,518)	(1,366)
Right-of-use assets, at end of period	(4,150)	(3,763)	(2,380)
Buildings
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	8,197	9,952
Right-of-use assets, at end of period	6,511	8,197	9,952
Buildings | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	10,846	11,237	0
Increase		92	4,088
Decrease	(1,763)	0	(355)
FX rate impact	362	(483)	107
Reclassification			0
Right-of-use assets, at end of period	9,445	10,846	11,237
Buildings | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period			7,397
Buildings | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(2,649)	(1,285)	0
Decrease	1,070	0	16
FX rate impact	(103)	125	3
Reclassification	0	0	0
Increase	(1,252)	(1,489)	(1,304)
Right-of-use assets, at end of period	(2,934)	(2,649)	(1,285)
Plant, equipment and tooling
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	0	0
Right-of-use assets, at end of period	317	0	0
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	954	954	0
Increase	383	0	0
Decrease		0	(20)
FX rate impact	13	0	0
Reclassification		0	974
Right-of-use assets, at end of period	1,350	954	954
Plant, equipment and tooling | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period			0
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(954)	(954)	0
Decrease	0	0	20
FX rate impact	(3)	0	0
Reclassification	0	0	(974)
Increase	(76)	0	0
Right-of-use assets, at end of period	(1,033)	(954)	(954)
Transport equipment
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	31	57
Right-of-use assets, at end of period	41	31	57
Transport equipment | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	73	80	0
Increase	33	7	33
Decrease		(14)	0
FX rate impact		0	0
Reclassification		0	0
Right-of-use assets, at end of period	106	73	80
Transport equipment | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period			47
Transport equipment | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(42)	(23)	0
Decrease	0	10	0
FX rate impact	0	0	0
Reclassification	0	0	0
Increase	(23)	(29)	(23)
Right-of-use assets, at end of period	(65)	(42)	(23)
Office equipment and computers
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	0	0
Right-of-use assets, at end of period	0	0	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	118	118	0
Increase		0	0
Decrease		0	0
FX rate impact		0	0
Reclassification		0	118
Right-of-use assets, at end of period	118	118	118
Office equipment and computers | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period			0
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(118)	(118)	0
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	0	0	(79)
Increase	0	0	(39)
Right-of-use assets, at end of period	€ (118)	€ (118)	€ (118)